united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 4/30

Date of reporting period: 7/31/18

Item 1. Schedule of Investments.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited)
July 31, 2018
	Shares	Fair Value
Equity Funds - 99.77%
Alternative - 1.47%
JPMorgan Diversified Alternatives ETF *	100,000	$2,490,000

Commodities - 0.90%
Invesco DB Agriculture Fund *	87,000	1,525,110

Developed International - 23.86%
First Trust Dorsey Wright International Focus 5 ETF +	363,000	7,681,080
iShares Currency Hedged MSCI Japan ETF +	214,000	6,991,380
iShares Edge MSCI International Value Factor ETF +	333,000	8,554,770
iShares MSCI Australia ETF +	164,500	3,770,340
iShares MSCI Europe Financials ETF	170,000	3,592,100
iShares MSCI Hong Kong ETF +	39,000	965,640
iShares MSCI Turkey ETF +	33,000	930,930
iShares MSCI United Kingdom ETF +	28,000	983,080
WisdomTree Europe SmallCap Dividend Fund +	104,000	6,880,640
		40,349,960
Emerging Markets - 12.25%
Hartford Multifactor Emerging Markets ETF	138,000	3,285,090
iShares MSCI All Country Asia ex Japan ETF +	106,000	7,743,300
iShares MSCI India ETF +	63,304	2,255,522
Schwab Fundamental Emerging Markets Large Company Index ETF	122,105	3,564,245
SPDR S&P Emerging Asia Pacific ETF	38,000	3,861,180
		20,709,337
Global - 5.87%
Cambria Global Value ETF	197,100	4,840,776
Davis Select World Opportunities ETF +	190,100	5,083,274
		9,924,050
Large Cap Core - 18.58%
First Trust NASDAQ Technology Dividend Index Fund	204,500	7,496,970
Invesco S&P 500 Equal Weight Consumer Staples ETF	20,000	2,557,200
VanEck Vectors Morningstar Wide Moat ETF +	271,000	12,284,267
VanEck Vectors Pharmaceutical ETF +	147,000	9,091,950
		31,430,387
Large Cap Growth - 11.43%
Fidelity Momentum Factor ETF + ^	153,000	5,140,800
iShares PHLX Semiconductor ETF +	36,500	6,770,750
VanEck Vectors Retail ETF + ^	72,000	7,417,440
		19,328,990
Large Cap Value - 8.00%
Fidelity Value Factor ETF + ^	148,000	5,020,841
iShares U.S. Financial Services ETF +	63,000	8,506,890
		13,527,731
Real Estate - 0.27%
IQ US Real Estate Small Cap ETF	17,000	450,335

Small/Mid Cap Growth - 6.04%
First Trust US Equity Opportunities ETF	53,000	3,747,561
iShares Nasdaq Biotechnology ETF +	55,500	6,465,195
		10,212,756
Small/Mid Cap Value - 11.10%
First Trust Energy AlphaDEX Fund +	365,000	6,245,150
Invesco MSCI Global Timber ETF	77,000	2,506,158
Invesco Solar ETF	38,000	864,120
iShares U.S. Insurance ETF + ^	107,500	7,053,075
US Global Jets ETF +	67,000	2,099,110
		18,767,613

Total Equity Funds (cost $136,780,683)		168,716,269

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited) (Continued)
July 31, 2018
	Shares	Fair Value
Money Market Fund - 0.31%
Short-Term Cash - 0.31%
Federated Prime Cash Obligations Fund Institutional Class, 1.77% **	526,345	$526,345
Total Money Market Fund (cost $526,345)		526,345

Collateral for Securities Loaned - 24.95%
Dreyfus Government Cash Management Institutional Class, 1.81% **	2,973,665	2,973,665
Milestone Treasury Obligations Fund Institutional Class, 1.74% ** !	39,225,000	39,225,000
Total Collateral for Securities Loaned (cost $42,198,665)		42,198,665

Total Investments (cost $179,505,693) (a) - 125.03%		$211,441,279
Liabilities Less Other Assets - Net - (25.03)%		(42,328,330)
NET ASSETS - 100.00%		$169,112,949

+ All or a portion of this security is on loan. Total loaned securities had a value of $41,395,466 at July 31, 2018. The loaned securities were secured with cash collateral of $42,198,665 and non-cash collateral of $111,915. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian, The Fund cannot pledge or resell the collateral.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2018.
^ Affiliated issuer due to 5% ownership.
! Affiliated issuer due to 5% ownership and related management.

DB - Deutsche Bank
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
PHLX - Philadelphia Stock Exchange
SPDR - Standard & Poor's Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$179,505,693 and differs from fair value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized Appreciation:		$32,646,011
Unrealized Depreciation:		(710,425)
Net Unrealized Appreciation:		$31,935,586

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited)
July 31, 2018
	Shares	Fair Value
Equity Funds - 99.88%
Commodities - 6.58%
Invesco DB Commodity Index Tracking Fund + *	874,000	$15,076,500
Teucrium Corn Fund + *	55,000	932,800
Teucrium Wheat Fund + *	150,000	1,041,000
WisdomTree Continuous Commodity Index Fund + * ^	700,000	12,824,000
		29,874,300
Developed International - 23.99%
Franklin FTSE Canada ETF + ^	26,000	659,880
Franklin FTSE United Kingdom ETF ^	70,000	1,796,361
iShares MSCI EAFE Value ETF	385,952	20,420,720
iShares MSCI Spain ETF +	147,000	4,640,790
JPMorgan Diversified Return International Equity ETF +	650,000	38,122,500
SPDR MSCI Canada StrategicFactors ETF + ^	100,000	6,010,520
USAA MSCI International Value Momentum Blend Index ETF +	115,000	5,706,300
Vanguard FTSE Europe ETF +	253,000	14,684,120
Vanguard FTSE Pacific ETF +	239,000	16,859,060
		108,900,251
Emerging Markets - 24.05%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	574,000	19,481,560
iShares MSCI Russia ETF	165,500	5,805,740
Schwab Fundamental Emerging Markets Large Company Index ETF +	684,700	19,986,393
SPDR S&P Emerging Asia Pacific ETF +	192,000	19,509,120
SPDR S&P Emerging Markets Dividend ETF + ^	1,375,000	44,385,000
		109,167,813
Global - 4.49%
Cambria Global Value ETF	28,000	687,680
iShares Global Healthcare ETF +	328,000	19,683,280
		20,370,960
Large Cap Core - 21.33%
Davis Select Financial ETF + ^	800,000	19,752,000
ERShares Entrepreneur 30 ETF +	154,072	2,722,175
iShares Edge MSCI USA Momentum Factor ETF +	220,521	24,616,759
John Hancock Multi-Factor Health Care ETF ^	300,000	10,158,000
SPDR SSGA Gender Diversity Index ETF + ^	232,973	17,412,309
Vanguard Dividend Appreciation ETF +	208,016	22,128,742
		96,789,985
Large Cap Growth - 12.19%
ClearBridge All Cap Growth ETF +	50,000	1,533,500
Fidelity MSCI Information Technology Index ETF +	56,000	3,156,720
iShares Edge MSCI USA Quality Factor ETF	442,557	38,303,308
SPDR MFS Systematic Growth Equity ETF ^	150,000	12,338,475
		55,332,003
Large Cap Value - 5.00%
iShares Edge MSCI USA Value Factor ETF	100,000	8,543,000
John Hancock Multifactor Consumer Staples ETF + ^	200,000	5,286,000
Oppenheimer Russell 1000 Yield Factor ETF ^	35,000	912,800
SPDR S&P Global Natural Resources ETF	157,500	7,960,050
		22,701,850
Real Estate - 2.25%
FlexShares Global Quality Real Estate Index Fund +	150,000	9,420,360
Hartford Multifactor REIT ETF	50,000	777,665
		10,198,025

Total Equity Funds (cost $371,703,963)		453,335,187

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited) (Continued)
July 31, 2018
	Shares	Fair Value
Money Market Fund - 0.21%
Short-Term Cash - 0.21%
Federated Prime Cash Obligations Fund Institutional Class, 1.77% **	948,682	$948,682
Total Money Market Fund (cost $948,682)		948,682

Collateral for Securities Loaned - 3.59%
Dreyfus Government Cash Management Institutional Class, 1.81% **	1,074,459	1,074,459
Milestone Treasury Obligations Fund Institutional Class, 1.74% ** !	15,225,000	15,225,000
Total Collateral for Securities Loaned (cost $16,299,459)		16,299,459

Total Investments (cost $388,952,104) (a) - 103.68%		$470,583,328
Liabilities Less Other Assets - Net - (3.68)%		(16,695,130)
NET ASSETS - 100.00%		$453,888,198

+ All or a portion of this security is on loan. Total loaned securities had a value of $24,402,462 at July 31, 2018. The loaned securities were secured with cash collateral of $16,299,459 and non-cash collateral of $8,686,645. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian, The Fund cannot pledge or resell the collateral.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2018.
^ Affiliated issuer due to 5% ownership.
! Affiliated issuer due to 5% ownership and related management.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MFS - Massachusetts Financial Services Co.
MSCI - Morgan Stanley Capital International
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipts
SSGA - State Street Global Advisors

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$389,992,031 and differs from fair value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized Appreciation:		$80,944,382
Unrealized Depreciation:		(353,085)
Net Unrealized Appreciation:		$80,591,297

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Growth and Income Fund (Unaudited)
July 31, 2018
	Shares	Fair Value
Bond Funds - 39.42%
High Yield Bonds - 1.59%
SPDR Blackstone / GSO Senior Loan ETF +	110,000	$5,197,500
VanEck Vectors High-Yield Municipal Index ETF	68,285	2,149,612
		7,347,112
Intermediate/Long-Term Bonds - 31.59%
Fidelity Total Bond ETF + ^	489,963	23,905,295
First Trust TCW Opportunistic Fixed Income ETF +	205,000	10,088,050
iShares 3-7 Year Treasury Bond ETF +	103,000	12,305,410
iShares 7-10 Year Treasury Bond ETF +	65,000	6,615,700
iShares TIPS Bond ETF	259,400	29,011,296
PIMCO Active Bond ETF +	341,339	35,089,649
SPDR Doubleline Total Return Tactical ETF	611,922	29,017,341
		146,032,741
International Bond - 0.66%
Invesco Emerging Markets Sovereign Debt ETF +	111,329	3,041,508

Short-Term Bonds - 5.58%
PIMCO Enhanced Short Maturity Active ETF +	254,057	25,804,569

Total Bond Funds (cost $186,184,861)		182,225,930

Equity Funds - 58.78%
Alternative - 1.61%
JPMorgan Diversified Alternatives ETF *	300,000	7,470,000

Commoditities - 8.54%
Invesco DB Agriculture Fund *	530,000	9,290,900
Invesco DB Commodity Index Tracking Fund + *	1,751,200	30,208,200
		39,499,100
Developed International - 12.85%
Davis Select International ETF + *	35,000	675,850
Franklin FTSE Canada ETF ^	10,000	253,800
Goldman Sachs ActiveBeta International Equity ETF +	300,000	9,003,000
iShares Edge MSCI Min Vol EAFE ETF	29,240	2,135,397
iShares MSCI Canada ETF +	90,000	2,628,900
iShares MSCI EAFE Value ETF	275,000	14,550,250
iShares MSCI Europe Financials ETF +	259,000	5,472,670
iShares MSCI Pacific ex Japan ETF +	248,000	11,626,240
Vanguard FTSE Europe ETF	225,000	13,059,000
		59,405,107
Emerging Markets - 7.66%
Invesco FTSE RAFI Emerging Markets ETF	822,800	17,986,408
iShares Core MSCI Emerging Markets ETF	175,200	9,478,320
iShares MSCI Mexico ETF +	21,000	1,091,580
iShares MSCI Russia ETF	87,000	3,051,960
Morgan Stanley China A Share Fund, Inc.	172,308	3,782,161
		35,390,429
Global - 5.89%
FlexShares Global Upstream Natural Resources Index Fund +	470,000	15,989,400
Global X Uranium ETF	147,167	1,938,189
iShares Global Healthcare ETF +	155,000	9,301,550
		27,229,139
Large Cap Core - 5.63%
Invesco S&P 500 Equal Weight Consumer Staples ETF +	55,000	7,032,300
iShares Edge MSCI USA Momentum Factor ETF +	170,000	18,977,100
		26,009,400

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Growth and Income Fund (Unaudited) (Continued)
July 31, 2018
	Shares	Fair Value
Large Cap Growth - 3.70%
iShares Edge MSCI USA Quality Factor ETF +	197,613	$17,103,405

Large Cap Value - 7.82%
iShares Edge MSCI USA Value Factor ETF +	365,000	31,181,950
SPDR Financial Select Sector Fund +	50,607	1,414,466
Vanguard Communication Services ETF +	42,000	3,545,640
		36,142,056
Real Estate - 0.83%
FlexShares Global Quality Real Estate Index Fund +	61,000	3,830,946

Small/Mid Cap Core - 0.88%
Schwab Fundamental U.S. Small Company Index ETF +	100,000	4,057,000

Small/Mid Cap Value - 3.37%
Alerian MLP ETF +	957,500	10,475,050
Invesco Solar ETF +	224,093	5,095,875
		15,570,925

Total Equity Funds (cost $233,482,712)		271,707,507

Money Market Fund - 1.20%
Short-Term Cash - 1.20%
Federated Prime Cash Obligations Fund Institutional Class, 1.77% **	5,550,322	5,550,322
Total Money Market Fund (cost $5,550,322)		5,550,322

Collateral for Securities Loaned - 10.46%
Dreyfus Government Cash Management Institutional Class, 1.81% **	4,879,916	4,879,916
Milestone Treasury Obligations Fund Institutional Class, 1.74% ** !	43,500,000	43,500,000
Total Collateral for Securities Loaned (cost $48,379,916)		48,379,916

Total Investments (cost $473,597,811) (a) - 109.86%		$507,863,675
Liabilities Less Other Assets - Net - (9.86)%		(45,579,749)
NET ASSETS - 100.00%		$462,283,926

+ All or a portion of this security is on loan. Total loaned securities had a value of $51,837,049 at July 31, 2018. The loaned securities were secured with cash collateral of $48,379,916 and non-cash collateral of $4,970,206. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian, The Fund cannot pledge or resell the collateral.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2018.
^ Affiliated issuer due to 5% ownership.
! Affiliated issuer due to 5% ownership and related management.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MLP - Master Limited Partnership
MSCI - Morgan Stanley Capital International
RAFI - Research Affiliates
SPDR - Standard & Poor's Depositary Receipts
TIPS - Treasury Inflation-Protected Securities

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$475,396,256 and differs from fair value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized Appreciation:		$37,527,276
Unrealized Depreciation:		(5,059,857)
Net Unrealized Appreciation:		$32,467,419

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited)
July 31, 2018
	Shares	Fair Value
Bond Funds - 86.22%
High Yield Bonds - 15.37%
BlackRock Corporate High Yield Fund, Inc. +	78,416	$830,425
Invesco Senior Loan ETF +	413,550	9,519,921
iShares iBoxx High Yield Corporate Bond ETF +	58,080	5,001,850
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	56,295	5,657,085
SPDR Blackstone / GSO Senior Loan ETF	137,316	6,488,181
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	216,775	5,969,984
VanEck Vectors High-Yield Municipal Index ETF	80,755	2,542,167
		36,009,613
Intermediate/Long-Term Bonds - 45.85%
iShares 3-7 Year Treasury Bond ETF	86,200	10,298,314
iShares 7-10 Year Treasury Bond ETF	38,000	3,867,640
iShares 20+ Year Treasury Bond ETF +	37,500	4,488,750
iShares Broad USD Investment Grade Corporate Bond ETF	33,450	3,599,555
iShares Core U.S. Aggregate Bond ETF +	112,626	11,945,114
iShares Intermediate-Term Corporate Bond ETF	90,380	9,642,642
iShares National Muni Bond ETF +	31,275	3,408,037
iShares TIPS Bond ETF	105,048	11,748,568
NuShares Enhanced Yield US Aggregate Bond ETF +	66,400	1,560,400
PIMCO Active Bond ETF	59,909	6,158,645
SPDR Doubleline Total Return Tactical ETF	377,519	17,901,951
Vanguard Intermediate-Term Corporate Bond ETF	117,483	9,861,523
Vanguard Mortgage-Backed Securities ETF +	41,000	2,102,890
Vanguard Total Bond Market ETF	137,385	10,850,667
		107,434,696
International Bond - 4.80%
Invesco Emerging Markets Sovereign Debt ETF +	205,271	5,608,004
iShares JP Morgan EM Local Currency Bond ETF + *	27,400	1,245,604
iShares JP Morgan USD Emerging Markets Bond ETF	40,350	4,400,571
		11,254,179
Preferred Security - 1.94%
Invesco Preferred ETF	88,700	1,285,263
iShares US Preferred Stock ETF +	86,775	3,261,872
		4,547,135
Short-Term Bonds - 18.26%
iShares 1-3 Year Treasury Bond ETF +	146,115	12,155,307
Janus Henderson Short Duration Income ETF +	164,000	8,222,960
PIMCO Enhanced Short Maturity Active ETF	215,922	21,931,198
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF +	15,000	461,550
		42,771,015

Total Bond Funds (cost $206,823,263)		202,016,638

Equity Funds - 9.60%
Commodities - 0.64%
United States Commodity Index Fund *	35,500	1,494,195

Developed International - 1.77%
iShares MSCI EAFE ETF	12,500	861,000
iShares MSCI EAFE Value ETF	62,000	3,280,420
		4,141,420
Emerging Markets - 1.07%
Vanguard FTSE Emerging Markets ETF	57,000	2,501,160

Large Cap Core - 2.07%
iShares Core S&P 500 ETF	17,160	4,861,085

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)
July 31, 2018
	Shares	Fair Value
Large Cap Value - 2.74%
Fidelity MSCI Financials Index ETF +	62,000	$2,545,100
SPDR Financial Select Sector Fund	19,200	536,640
Vanguard High Dividend Yield ETF	17,000	1,469,650
Vanguard Value ETF	17,105	1,858,629
		6,410,019
Small/Mid Cap Core - 0.57%
Royce Value Trust, Inc. +	83,859	1,331,681

Small/Mid Cap Value - 0.74%
Alerian MLP ETF +	159,500	1,744,930

Total Equity Funds (cost $19,496,446)		22,484,490

	Principal ($)
U.S. Government and Agency Obligations - 2.39%
Fannie Mae Pool, 3.50%, due 12/1/2030	$174,041	173,868
Fannie Mae Pool, 3.50%, due 7/1/2032	379,013	383,086
Fannie Mae Pool, 4.00%, due 2/1/2040	208,833	213,789
Fannie Mae Pool, 4.00%, due 10/1/2040	166,389	170,333
Fannie Mae Pool, 4.00%, due 6/1/2041	343,964	352,132
Fannie Mae Pool, 4.00%, due 9/1/2041	357,596	366,079
Fannie Mae Pool, 4.00%, due 12/1/2041	227,679	233,087
Fannie Mae Pool, 5.00%, due 11/1/2039	194,337	207,925
Fannie Mae Pool, 5.00%, due 2/1/2040	269,296	288,103
Fannie Mae Pool, 5.50%, due 12/1/2039	119,315	128,860
Fannie Mae Pool, 5.50%, due 4/1/2040	126,360	135,446
Fannie Mae Pool, 6.00%, due 12/1/2035	187,372	204,907
Fannie Mae Pool, 6.00%, due 12/1/2038	63,519	68,981
Federal Home Loan Mortgage Corp., 2.00%, due 3/12/2020	1,000,000	989,955
Federal National Mortgage Association, 2.00%, due 8/28/2020	1,000,000	985,244
Freddie Mac Gold Pool, 4.50%, due 2/1/2041	213,399	223,718
Freddie Mac Gold Pool, 5.50%, due 6/1/2034	153,291	165,928
Freddie Mac Gold Pool, 6.00%, due 5/1/2037	54,126	59,198
Freddie Mac Gold Pool, 6.50%, due 4/1/2039	75,580	83,774
Government National Mortgage Association, 3.50%, due 7/16/2039	67,936	67,388
Government National Mortgage Association, 4.00%, due 2/20/2039	100,568	101,951
Total U.S. Government and Agency Obligations (cost $5,632,415)		5,603,752

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)
July 31, 2018
	Shares	Fair Value
Money Market Fund - 1.83%
Short-Term Cash - 1.83%
Federated Prime Cash Obligations Fund Institutional Class, 1.77% **	4,287,855	$4,287,855
Total Money Market Fund (cost $4,287,855)		4,287,855

Collateral for Securities Loaned - 9.52%
Dreyfus Government Cash Management Institutional Class, 1.81% **	1,695,933	1,695,933
Milestone Treasury Obligations Fund Institutional Class, 1.74% ** !	20,600,000	20,600,000
Total Collateral for Securities Loaned (cost $22,295,933)		22,295,933

Total Investments (cost $258,535,912) (a) - 109.56%		$256,688,668
Liabilities Less Other Assets - Net - (9.56)%		(22,395,026)
NET ASSETS - 100.00%		$234,293,642

+ All or a portion of this security is on loan. Total loaned securities had a value of $24,762,897 at July 31, 2018. The loaned securities were secured with cash collateral of $22,295,933 and non-cash collateral of $3,087,007. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian, The Fund cannot pledge or resell the collateral.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2018.
! Affiliated issuer due to 5% ownership and related management.

EAFE - Europe, Australasia, Far East
EM - Emerging Markets
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MLP - Master Limited Partnership
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor's Depositary Receipts
TIPS - Treasury Inflation-Protected Security

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $257,874,810 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized Appreciation:		$4,516,156
Unrealized Depreciation:		(5,702,298)
Net Unrealized Depreciation:		$(1,186,142)

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS International Equity Fund (Unaudited)
July 31, 2018
	Shares	Fair Value
Equity Funds - 99.01%
Developed International - 55.98%
Global X MSCI Norway ETF	166,300	$2,416,339
iShares Edge MSCI International Momentum Factor ETF +	187,400	5,640,740
iShares Edge MSCI International Quality Factor ETF +	80,100	2,363,751
Invesco FTSE RAFI Developed Markets ex-US ETF	135,800	5,992,854
iShares MSCI Australia ETF	27,500	630,300
iShares MSCI Canada ETF +	65,400	1,910,334
iShares MSCI EAFE Value ETF	63,400	3,354,494
iShares MSCI France ETF	32,800	1,040,416
iShares MSCI Ireland ETF	30,000	1,412,100
iShares MSCI Spain ETF +	68,300	2,156,231
		26,917,559
Emerging Markets - 43.03%
Invesco DWA Emerging Markets Momentum ETF +	340,500	6,823,620
iShares Edge MSCI Min Vol Emerging Markets ETF	51,800	3,101,784
iShares MSCI Chile ETF +	50,200	2,420,644
iShares MSCI India ETF +	16,600	591,458
iShares MSCI Mexico ETF +	21,300	1,107,174
iShares MSCI Thailand ETF +	24,900	2,220,333
Schwab Fundamental Emerging Markets Large Company Index ETF	50,300	1,468,257
VanEck Vectors Russia ETF	107,100	2,336,922
WisdomTree Emerging Markets Quality Dividend Growth Fund	24,000	617,280
		20,687,472

Total Equity Funds (cost $46,954,415)		47,605,031

Money Market Fund - 1.06%
Short-Term Cash - 1.06%
Federated Prime Cash Obligations Fund Institutional Class, 1.77% *	508,648	508,648
Total Money Market Fund (cost $508,648)		508,648

Collateral for Securities Loaned - 19.46%
Dreyfus Government Cash Management Institutional Class, 1.81% *	1,955,364	1,955,364
Milestone Treasury Obligations Fund Institutional Class, 1.74% * !	7,400,000	7,400,000
Total Collateral for Securities Loaned (cost $9,355,364)		9,355,364

Total Investments (cost $56,818,427) (a) - 119.53%		$57,469,043
Liabilities Less Other Assets - Net - (19.53)%		(9,390,321)
NET ASSETS - 100.00%		$48,078,722

+ All or a portion of this security is on loan. Total loaned securities had a value of $9,380,998 at July 31, 2018. The loaned securities were secured with cash collateral of $9,355,364 and non-cash collateral of $234,604. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian, The Fund cannot pledge or resell the collateral.
* Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2018.
! Affiliated issuer due to 5% ownership and related management.

DWA - Dorsey, Wright & Associates, LLC
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
RAFI - Research Affiliates

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $56,818,780 and differs from fair value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized Appreciation:		$1,432,118
Unrealized Depreciation:		(781,855)
Net Unrealized Appreciation:		$650,263

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Shelter Fund (Unaudited)
July 31, 2018
	Shares	Fair Value
Equity Funds - 98.79%
Developed International - 9.92%
JPMorgan Diversified Return International Equity ETF	363,100	$21,295,815

Emerging Markets - 10.21%
Invesco FTSE RAFI Emerging Markets ETF	1,003,000	21,925,580

Global - 9.59%
iShares Edge MSCI Min Vol Global ETF	240,000	20,582,400

Large Cap Core - 8.02%
Invesco S&P 500 Equal Weight ETF +	164,000	17,228,200

Large Cap Growth - 15.04%
iShares Edge MSCI USA Quality Factor ETF +	373,040	32,286,612

Large Cap Value - 25.87%
Invesco S&P 500 Low Volatility ETF +	273,170	13,385,330
iShares Edge MSCI USA Value Factor ETF	493,300	42,142,619
		55,527,949
Real Estate - 10.18%
Vanguard Global ex-U.S. Real Estate ETF	370,300	21,847,700

Small/Mid Cap Core - 9.96%
Schwab Fundamental U.S. Small Company Index ETF	527,000	21,380,390

Total Equity Funds (cost $206,886,926)		212,074,646

Money Market Fund - 1.31%
Short-Term Cash - 1.31%
Federated Prime Cash Obligations Fund Institutional Class, 1.77% *	2,812,184	2,812,184
Total Money Market Fund (cost $2,812,184)		2,812,184

Collateral for Securities Loaned - 7.46%
Dreyfus Government Cash Management Institutional Class, 1.81% *	2,117,600	2,117,600
Milestone Treasury Obligations Fund Institutional Class, 1.74% * !	13,900,000	13,900,000
Total Collateral for Securities Loaned (cost $16,017,600)		16,017,600

Total Investments (cost $225,716,710) (a) - 107.56%		$230,904,430
Liabilities Less Other Assets - Net - (7.56)%		(16,222,732)
NET ASSETS - 100.00%		$214,681,698

+ All or a portion of this security is on loan. Total loaned securities had a value of $15,692,720 at July 31, 2018.
* Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2018.
! Affiliated issuer due to 5% ownership and related management.

ACWI - All Country World Index
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
RAFI - Research Affiliates

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $235,556,778 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized Appreciation:		$6,252,357
Unrealized Depreciation:		(10,904,705)
Net Unrealized Depreciation:		$(4,652,348)

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited)
July 31, 2018

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds' calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
July 31, 2018

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds' holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds
The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by their Funds will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of July 31, 2018 in valuing the Funds' investments measured at fair value:

CLS Global Aggressive Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$168,716,269	$-	$-	$168,716,269
Money Market Fund	526,345	-	-	526,345
Collateral for Securities Loaned	42,198,665	-	-	42,198,665
Total	$211,441,279	$-	$-	$211,441,279

CLS Global Diversified Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$453,335,187	$-	$-	$453,335,187
Money Market Fund	948,682	-	-	948,682
Collateral for Securities Loaned	16,299,459	-	-	16,299,459
Total	$470,583,328	$-	$-	$470,583,328

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
July 31, 2018

CLS Growth and Income
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$182,225,930	$-	$-	$182,225,930
Equity Funds	271,707,507	-	-	271,707,507
Money Market Fund	5,550,322	-	-	5,550,322
Collateral for Securities Loaned	48,379,916	-	-	48,379,916
Total	$507,863,675	$-	$-	$507,863,675

CLS Flexible Income
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$202,016,638	$-	$-	$202,016,638
Equity Funds	22,484,490	-	-	22,484,490
U.S. Government & Agency Obligations	-	5,603,752	-	5,603,752
Money Market Fund	4,287,855	-	-	4,287,855
Collateral for Securities Loaned	22,295,933	-	-	22,295,933
Total	$251,084,916	$5,603,752	$-	$256,688,668

CLS International Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$47,605,031	$-	$-	$47,605,031
Money Market Fund	508,648	-	-	508,648
Collateral for Securities Loaned	9,355,364	-	-	9,355,364
Total	$57,469,043	$-	$-	$57,469,043

CLS Shelter
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$212,074,646	$-	$-	$212,074,646
Money Market Fund	2,812,184	-	-	2,812,184
Collateral for Securities Loaned	16,017,600	-	-	16,017,600
Total	$230,904,430	$-	$-	$230,904,430
The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

*Refer to the Portfolios of Investments for security classifications.

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
July 31, 2018

Exchange Traded Funds
The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Securities Lending
The CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, CLS International Equity Fund, and CLS Shelter Fund have entered into a securities lending arrangement with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the agreement, the Funds are authorized to loan securities through the Lending Agent to approved third-party borrowers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

The Lending Agent may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund. The Milestone Treasury Obligations Fund is deemed an affiliate of the Trust and is managed by CLS Investments, LLC. The Milestone Treasury Obligations Fund is registered under the 1940 Act as an open end investment company, is subject to Rule 2a-7 under the 1940 Act, which CLS may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Milestone Treasury Obligations Fund.

Securities Lending income is a portion of total investment income and may not continue in the future due to market conditions.

The following table provides information about the Funds' investment in the Milestone Treasury Obligations Fund for the period ended July 31, 2018:
Fund	Number of Shares Held Beginning of Period	Shares Bought	Shares Sold	Number of Shares Held End of Period	Value at End of Period
CLS Global Aggressive Equity	36,000,000	3,225,000	-	39,225,000	$39,225,000
CLS Global Diversified Equity	43,800,000	-	28,575,000	15,225,000	15,225,000
CLS Growth and Income	31,900,000	11,600,000	-	43,500,000	43,500,000
CLS Flexible Income	23,500,000	-	2,900,000	20,600,000	20,600,000
CLS International Equity	8,600,000	-	1,200,000	7,400,000	7,400,000
CLS Shelter	-	13,900,000	-	13,900,000	13,900,000

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 9/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Ryan Beach

Ryan Beach, Principal Executive Officer /President

Date 9/28/18

By (Signature and Title)

/s/Daniel Applegarth

Daniel Applegarth, Principal Financial Officer/Treasurer

Date 9/28/18